FLEXSHARES® TRUST

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® High Yield Value-Scored Bond Index Fund

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED SEPTEMBER 18, 2020

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 1, 2020, AS SUPPLEMENTED

Effective September 18, 2020, Bradley Camden is no longer a portfolio manager of the FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund and FlexShares® Core Select Bond Fund (together, the “Funds”).

Accordingly, effective immediately, all references to Bradley Camden in the Funds’ Summary Prospectuses, Prospectuses and SAIs are hereby deleted.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.